Client Name:
Client Project Name:	PRET 2026-RPL3
Start - End Dates:	2/9/2022 - 4/13/2023
Deal Loan Count:	4

Rating Agency ATR QM Data Fields

Loans in Report:	4

Loan Number	Pretium Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
XXXXXX	6399081	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	17100	XXXXXX	5.875	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
XXXXXX	6118007	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	12971	XXXXXX	8.6371	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	Yes	8391.45
XXXXXX	6117908	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	8443.98	XXXXXX	8.817	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	6110491	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	23437.5	XXXXXX	5.6241	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.